Note 12 - Inventories - Disclosure of Detailed Information About Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Finished goods - doré	$ 2,812	$ 1,965
Work-in-process	2,780	3,229
Stockpile	1,336	2,130
Silver coins and bullion	956	291
Materials and supplies	24,628	22,902
Total current inventories	$ 32,512	$ 30,517